UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment |_|; Amendment Number: _______
      This Amendment (Check only one): |_| is a restatement.
                                       |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Shenkman Capital Management, Inc.
Address: 461 Fifth Avenue, 22nd Floor
         New York, New York 10017

Form 13F File Number: 28-10621

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Richard H. Weinstein
Title:   Executive Vice President
Phone:   212-867-9090

Signature, Place, and Date of Signing:

    /s/ Richard H. Weinstein       New York, New York      May 14, 2013
    ------------------------       ------------------      ------------
          [Signature]                [City, State]            [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
                                             -----------

Form 13F Information Table Entry Total:      62
                                             -----------

Form 13F Information Table Value Total:      $717,799
                                             -----------
                                             (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

            None.


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
               SHENKMAN CAPITAL MANAGEMENT, INC.                13F SECURITIES HOLDINGS                As of 3/31/13

          COLUMN 1               COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7           COLUMN 8
----------------------------- --------------   ---------  -------- --------------------- ---------- -------- -----------------------
                                                           VALUE    SHRS OR    SH/  PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS     CUSIP    (x$1000)  PRN AMT    PRN  CALL DISCRETION MANAGER    SOLE    SHARED  NONE
----------------------------- --------------   ---------  -------- ---------   ---  ---- ---------- -------- --------- ------- -----
AFFILIATED MANAGERS GROUP     NOTE 3.950% 8/1  008252AL2  10,770    8,640,000  PRN       Sole                 8,640,000
ALERE INC                     NOTE 3.000% 5/1  01449JAA3  14,602   14,705,000  PRN       Sole                14,705,000
ALLIANT TECHSYSTEMS INC       NOTE 3.000% 8/1  018804AK0  16,899   15,495,000  PRN       Sole                15,495,000
ARCELORMITTAL SA LUXEMBOURG   NOTE 5.000% 5/1  03938LAK0  12,944   12,595,000  PRN       Sole                12,595,000
ARCHER DANIELS MIDLAND CO     NOTE 0.875% 2/1  039483AW2  14,651   14,470,000  PRN       Sole                14,470,000
ARRIS GROUP INC               NOTE 2.000%11/1  04269QAC4  15,393   13,595,000  PRN       Sole                13,595,000
AVIS BUDGET GROUP             NOTE 3.500%10/0  053774AB1   5,633    3,150,000  PRN       Sole                 3,150,000
BRISTOW GROUP INC             NOTE 3.000% 6/1  110394AC7  11,318    9,835,000  PRN       Sole                 9,835,000
CACI INTL INC                 NOTE 2.125% 5/0  127190AD8     285      250,000  PRN       Sole                   250,000
CHARLES RIV LABS INTL INC     NOTE 2.250% 6/1  159864AB3  18,887   18,700,000  PRN       Sole                18,700,000
CHESAPEAKE ENERGY CORP        NOTE 2.500% 5/1  165167BZ9  23,142   24,150,000  PRN       Sole                24,150,000
COVANTA HLDG CORP             NOTE 3.250% 6/0  22282EAC6   4,841    3,720,000  PRN       Sole                 3,720,000
ELECTRONIC ARTS INC           NOTE 0.750% 7/1  285512AA7  21,407   22,080,000  PRN       Sole                22,080,000
EXTERRAN HLDGS INC            NOTE 4.250% 6/1  30225XAA1  24,559   19,300,000  PRN       Sole                19,300,000
GENERAL CABLE CORP DEL NEW    NOTE 0.875%11/1  369300AD0  22,001   22,070,000  PRN       Sole                22,070,000
GILEAD SCIENCES INC           NOTE 1.000% 5/0  375558AN3     325      150,000  PRN       Sole                   150,000
GOODRICH PETE CORP            NOTE 5.000%10/0  382410AC2  12,389   12,435,000  PRN       Sole                12,435,000
GREENBRIER COS INC            NOTE 3.500% 4/0  393657AH4   5,736    5,630,000  PRN       Sole                 5,630,000
GROUP 1 AUTOMOTIVE INC        FRNT 2.250% 6/1  398905AE9  21,961   18,952,000  PRN       Sole                18,952,000
HEALTH CARE REIT INC          NOTE 3.000%12/0  42217KAR7  11,682    8,850,000  PRN       Sole                 8,850,000
HERTZ GLOBAL HOLDINGS INC     NOTE 5.250% 6/0  42805TAA3     951      350,000  PRN       Sole                   350,000
HOLOGIC INC                   DEBT 2.000% 3/0  436440AC5  18,556   17,630,000  PRN       Sole                17,630,000
HOLOGIC INC                   FRNT 2.000%12/1  436440AG6   5,484    5,220,000  PRN       Sole                 5,220,000
HORNBECK OFFSHORE SVCS INC N  FRNT 1.625%11/1  440543AE6  20,644   19,150,000  PRN       Sole                19,150,000
INTEGRA LIFESCIENCES HLDGS C  NOTE 1.625%12/1  457985AK5  19,630   19,140,000  PRN       Sole                19,140,000
INTERNATIONAL GAME TECHNOLOG  NOTE 3.250% 5/0  459902AQ5  17,732   16,430,000  PRN       Sole                16,430,000
L-3 COMMUNICATIONS CORP       DEBT 3.000% 8/0  502413AW7  13,168   12,965,000  PRN       Sole                12,965,000
LAM RESEARCH CORP             NOTE 0.500% 5/1  512807AJ7   9,804    9,610,000  PRN       Sole                 9,610,000
LEAP WIRELESS INTL INC        NOTE 4.500% 7/1  521863AL4  16,078   15,782,000  PRN       Sole                15,782,000
LEVEL 3 COMMUNICATIONS INC    NOTE 6.500%10/0  52729NBR0     468      350,000  PRN       Sole                   350,000
LIFEPOINT HOSPITALS INC       NOTE 3.500% 5/1  53219LAH2  21,762   19,965,000  PRN       Sole                19,965,000
LINEAR TECHNOLOGY CORP        NOTE 3.000% 5/0  535678AC0  15,062   14,060,000  PRN       Sole                14,060,000
LIVE NATION ENTERTAINMENT IN  NOTE 2.875% 7/1  538034AB5  17,898   17,765,000  PRN       Sole                17,765,000
MEDTRONIC INC                 NOTE 1.625% 4/1  585055AM8  11,353   11,345,000  PRN       Sole                11,345,000
MGM RESORTS INTERNATIONAL     NOTE 4.250% 4/1  55303QAE0  19,846   18,260,000  PRN       Sole                18,260,000
MICRON TECHNOLOGY INC         NOTE 1.875% 6/0  595112AH6  20,253   19,880,000  PRN       Sole                19,880,000
MOLSON COORS BREWING CO       NOTE 2.500% 7/3  60871RAA8  14,180   13,750,000  PRN       Sole                13,750,000
MYLAN INC                     NOTE 3.750% 9/1  628530AJ6     776      350,000  PRN       Sole                   350,000
NAVISTAR INTL CORP NEW        NOTE 3.000%10/1  63934EAL2   3,065    2,995,000  PRN       Sole                 2,995,000
NUANCE COMMUNICATIONS INC     DBCV 2.750% 8/1  67020YAB6     305      250,000  PRN       Sole                   250,000
NUANCE COMMUNICATIONS INC     NOTE 2.750%11/0  67020YAF7  10,197    9,870,000  PRN       Sole                 9,870,000
NUVASIVE INC                  NOTE 2.750% 7/0  670704AC9  24,109   24,585,000  PRN       Sole                24,585,000
OMNICARE INC                  DBCV 3.250%12/1  681904AL2  21,592   21,495,000  PRN       Sole                21,495,000
OMNICARE INC                  NOTE 3.750%12/1  681904AN8     405      250,000  PRN       Sole                   250,000
PROLOGIS                      NOTE 3.250% 3/1  74340XAT8  18,078   15,610,000  PRN       Sole                15,610,000
REGIS CORP MINN               NOTE 5.000% 7/1  758932AA5     322      250,000  PRN       Sole                   250,000
ROVI CORP                     NOTE 2.625% 2/1  779376AB8  14,532   14,245,000  PRN       Sole                14,245,000
SALIX PHARMACEUTICALS INC     NOTE 2.750% 5/1  795435AC0     129      100,000  PRN       Sole                   100,000
SANDISK CORP                  NOTE 1.000% 5/1  80004CAC5  14,304   14,315,000  PRN       Sole                14,315,000
SBA COMMUNICATIONS CORP       NOTE 4.000%10/0  78388JAM8     839      350,000  PRN       Sole                   350,000
STEEL DYNAMICS INC            NOTE 5.125% 6/1  858119AP5  20,625   18,140,000  PRN       Sole                18,140,000
STEWART ENTERPRISES INC       NOTE 3.125% 7/1  860370AH8   5,098    4,855,000  PRN       Sole                 4,855,000
TAKE-TWO INTERACTIVE SOFTWAR  NOTE 4.375% 6/0  874054AA7     386      250,000  PRN       Sole                   250,000
TEREX CORP NEW                NOTE 4.000% 6/0  880779AV5     550      250,000  PRN       Sole                   250,000
TEVA PHARMACEUTICAL FIN LLC   DBCV 0.250% 2/0  88163VAE9  12,260   11,760,000  PRN       Sole                11,760,000
TIME WARNER TELECOM INC       DBCV 2.375% 4/0  887319AC5     337      250,000  PRN       Sole                   250,000
TRINITY INDS INC              NOTE 3.875% 6/0  896522AF6  24,517   20,210,000  PRN       Sole                20,210,000
TRW AUTOMOTIVE INC            NOTE 3.500%12/0  87264MAH2     482      250,000  PRN       Sole                   250,000
TTM TECHNOLOGIES INC          NOTE 3.250% 5/1  87305RAC3  15,798   15,790,000  PRN       Sole                15,790,000
UNITED THERAPEUTICS CORP DEL  NOTE 1.000% 9/1  91307CAF9     343      250,000  PRN       Sole                   250,000
WEBMD HEALTH CORP             NOTE 2.500% 1/3  94770VAF9  15,799   17,010,000  PRN       Sole                17,010,000
WESCO INTL INC                DBCV 6.000% 9/1  95082PAH8     657      250,000  PRN       Sole                   250,000

                                         TOTAL (x$1,000) 717,799
